Winslow Green Mutual Funds

Prospectus Supplement dated July 28, 2008

Please replace the address on the back cover of the prospectus with the corrected address as follows:

Winslow Green Mutual Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
(888) 314-9049
www.winslowgreen.com